TAXATION ON INCOME - Expiration dates of tax losses (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	₺ 1,129,197	₺ 771,226
Amount paid to increase CIT base	146
Not later than one year
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	53,838	32,445
Later than one year and not later than two years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	65,639	59,591
Later than two years and not later than three years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	48,458	145,173
Later than three years and not later than four years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	413,723	101,937
Later than four years and not later than five years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	₺ 547,539	₺ 432,080